Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts Receivable

Accounts receivable consist of the following:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Accounts receivable, gross	1,054,574	880,169
Allowance for doubtful receivables	(2,070)	(1,848)

Accounts receivable, net	1,052,504	878,321

Allowance for Doubtful Receivables

Movements of the allowance for doubtful receivables are as follows:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR

Balance at beginning of year	(1,848)	(2,071)
Addition for the year[1]	(133)	(1,062)
Effect of changes in exchange rates	(98)	128
Utilization of the provision	9	1,157

Balance at end of year	(2,070)	(1,848)

1	The addition for the year is recorded in the cost of sales.